Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 105,396	$ 123,251
Accounts receivable	9,924	13,557
Inventory	6,545	6,482
Prepaids and other current assets	3,887	4,757
Total current assets	125,752	148,047
Non-current assets
Property and equipment	6,134	7,469
Intangible assets	27,428	27,185
Right-of-use assets	14,067	15,635
Deferred tax assets	1,717	1,720
Other non-current assets	5,998	6,100
Total non-current assets	55,344	58,109
Total assets	181,096	206,156
Current liabilities
Accounts payable	5,321	5,391
Accrued expenses	12,229	17,808
Deferred contract revenue	7,918	9,494
Lease liabilities, current portion	2,569	2,928
Warrant obligations	572	0
Total current liabilities	28,609	35,621
Non-current liabilities
Borrowings	13,344	0
Lease liabilities, net of current portion	14,157	15,673
Defined benefit pension liabilities	3,123	3,086
Other non-current liabilities	420	334
Total non-current liabilities	31,044	19,093
Total liabilities	59,653	54,714
Equity
Share capital	4,048	4,048
Share premium	472,140	471,846
Treasury share	(590)	(646)
Other reserves	52,526	53,978
Accumulated deficit	(406,681)	(377,784)
Total equity	121,443	151,442
Total liabilities and equity	$ 181,096	$ 206,156